Significant Accounting Policies - Recently issued accounting pronouncements (Details) - ASU 2014-09 - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Recently issued accounting pronouncements
Expected breakage rate		0.00%
Capitalized contract cost	¥ 76.0